Variable Interest Entities - Additional Information (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2014 CAD
Variable Interest Entity [Line Items]
Lease payments after tax	CAD 114
Future minimum lease payments before tax	569
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Lease payments after tax	10
Future minimum lease payments before tax	CAD 209
Period over which lease payments will be paid	16 years